Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The Company’s unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) as determined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) and applicable regulations of the Securities and Exchange Commission (“SEC”) for interim financial information and with the instructions to Form
10-Q
of Regulation
S-X.
Certain information and note disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been omitted pursuant to such rules and regulations of the SEC relating to interim financial statements. The December 31, 2023 balance sheet information was derived from the audited financial statements as of that date. Except as disclosed herein, there has been no material change in the information disclosed in the notes to the consolidated financial statements for the year ended December 31, 2023 included in the Company’s Annual Report on Form
10-K,
as filed with the Securities and Exchange Commission on April 1, 2024. The interim unaudited condensed consolidated financial statements should be read in conjunction with those consolidated financial statements included in the Form
10-K.
In the opinion of management, all adjustments considered necessary for a fair statement of the financial statements, consisting solely of normal recurring adjustments, have been made. Operating results for the three months ended March 31, 2024 are not necessarily indicative of the results that may be expected for the year ending December
31
, 2024.

Basis of Presentation
The Company’s audited consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) as determined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) and applicable regulations of the Securities and Exchange Commission (“SEC”) regarding annual financial reporting.

Principles of Consolidation
Principles of Consolidation
The accompanying audited consolidated financial statements include the accounts of Banzai and its subsidiaries. The Company consolidates all entities over which the Company has the power to govern the financial and operating policies and therefore exercises control, and upon which the Company has a controlling financial interest. The existence and effect of both current voting rights and potential voting rights that are currently exercisable or convertible are considered when assessing whether control of an entity is exercised. The subsidiary is consolidated from the date at which the Company obtains control and is de-consolidated
from the date at which control ceases. All intercompany balances and transactions have been eliminated. The accounting policies of the subsidiary has been changed where necessary to ensure consistency with the policies adopted by the Company.
In the opinion of management, all necessary adjustments (consisting of normal recurring adjustments, intercompany adjustments, reclassifications and non-recurring
adjustments) have been recorded to present fairly our financial position as of December 31, 2023 and 2022, and the results of operations and cash flows for the years ended December 31, 2023 and 2022.

Use of Estimates
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the audited consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that estimates made as of the date of the financial statements could change in the near term due to one or more future events. Actual results could differ significantly from these estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements include estimates of impairment of goodwill, recognition and measurement of convertible and Simple Agreement for Future Equity (SAFE) notes, including the associated embedded derivatives, determination of the fair value of the warrant liabilities, and recognition and measurement of stock compensation.
Certain Risks and Uncertainties
Certain Risks and Uncertainties
The Company’s business and operations are sensitive to general business and economic conditions. These conditions include short-term and long-term interest rates, inflation, fluctuations in debt and equity capital markets and the general condition of the world economy. A host of factors beyond the Company’s control could cause fluctuations in these conditions. Adverse developments in these general business and economic conditions could have a material adverse effect on the Company’s financial condition and the results of its operations. In addition, the Company will compete with many companies that currently have extensive and well-funded products, marketing and sales operations. The Company may be unable to compete successfully against these companies. The Company’s industry is characterized by rapid changes in technology and market demands. As a result, the Company’s products, services, or expertise may become obsolete or unmarketable. The Company’s future success will depend on its ability to adapt to technological advances, anticipate customer and market demands, and enhance its current technology. The Company is also subject to risks which include, but are not limited to, dependence on key personnel, reliance on third parties, successful integration of business acquisitions, protection of proprietary technology, and compliance with regulatory requirements.

Cash
Cash
The Company considers all highly liquid investments purchased with original maturities of 90 days or less to be cash equivalents. As of December 31, 2023 and 2022, the Company does not have any cash equivalents.
The Company has no significant
off-balance-sheet
concentration of credit risk such as foreign exchange contracts, option contracts or other hedging arrangements. The Company holds cash in banks in excess of federally insured limits. However, the Company believes risk of loss is minimal as the cash is held by large highly rated financial institutions. To reduce its risk associated with the failure of such financial institutions, the Company evaluates at least annually the rating of the financial institutions in which it holds cash. Any material loss that the Company may experience in the future could have an adverse effect on its ability to pay its operational expenses or make other payments and may require the Company to move its cash to other high quality financial institutions. Currently, the Company is reviewing its bank relationships in order to mitigate its risk to ensure that its exposure is limited or reduced to the FDIC protection limits.

Accounts Receivable and Allowance for Credit Losses
Accounts Receivable and Allowance for Credit Losses
Accounts receivable consist of balances due from customers as well as from payment service providers. Payment terms range from due upon receipt, to net 30 days. Accounts receivable are stated net of an allowance for credit losses.
The allowance for expected credit losses is based on the probability of future collection under the current expected credited loss (“CECL”) impairment model which was adopted by the Company on January 1, 2023, as discussed below within Recent Accounting Pronouncements. The adoption of ASU
No. 2016-13,
Financial Instruments: Credit Losses (Topic 326) (“ASU
2016-13”)
did not have a material impact on these consolidated financial statements. Account balances are written off after all means of collection are exhausted and the balance is deemed uncollectible. Subsequent recoveries are credited to the allowance. Changes in the allowance are recorded as adjustments to credit losses in the period incurred.
As of December 31, 2023 and 2022, the Company determined an allowance for credit losses of $5,748 and $107,860 was required, respectively. Further, for the years ended December 31, 2023 and 2022, the Company recognized bad debt expenses for accounts receivable balances of $65,013 and $142,162, respectively.

The following table presents changes in the allowance for credit losses for the year ended December 31, 2023:

Balance—January 1, 2023	$107,860
Change in provision for credit losses	(102,112)

Balance—December 31, 2023	$5,748

Property and Equipment
Property and Equipment
Property and equipment are recorded at cost and presented net of accumulated depreciation. Major additions and betterments are capitalized while maintenance and repairs, which do not improve or extend the life of the respective assets, are expensed. Property and equipment are depreciated on the straight-line basis over their estimated useful lives (3 years for computer equipment).

Goodwill
Goodwill
Goodwill represents the excess of the purchase price over the fair value of the net identifiable assets acquired in a business combination. Goodwill is reviewed for impairment at least annually, in December, or more frequently if a triggering event occurs between impairment testing dates. As of December 31, 2023, the Company had one operating segment, which was deemed to be its reporting unit, for the purpose of evaluating goodwill impairment.
The Company’s impairment assessment begins with a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying value. Qualitative factors may include, macroeconomic conditions, industry and market considerations, cost factors, and other relevant entity and Company specific events. If, based on the qualitative test, the Company determines that it is “more likely than not” that the fair value of a reporting unit is less than its carrying value, then we evaluate goodwill for impairment by comparing the fair value of our reporting unit to its respective carrying value, including its goodwill. If it is determined that it is not likely that the fair value of the reporting unit is less than its carrying value, then no further testing is required.
The selection and assessment of qualitative factors used to determine whether it is more likely than not that the fair value of a reporting unit exceeds the carrying value involves significant judgment and estimates. Fair values may be determined using a combination of both income and market-based approaches. There were no impairments of goodwill recorded for the years ended December 31, 2023 and 2022.

Deferred Offering Costs
Deferred Offering Costs
In 2022 and 2023, the Company capitalized fees related to the Merger Agreement (see
Note 1—Organization
and
Note 4—Merger
) as an asset. These fees were recognized as a reduction of equity, upon Closing of the Merger on December 14, 2023.
Capitalized deferred offering costs consisted of the following, as of December 14, 2023 and December 31, 2022:

	December 14, 2023	December 31, 2022
SPAC-related legal fees	$2,973,077	$1,264,914
Investment bank advisory services	135,000	135,000
Federal Trade Commission filing fees	125,020	125,020

Total deferred offering costs capitalized	$3,233,097	$1,524,934

The entire balance of Deferred Offering Costs capitalized as of December 14, 2023, was reclassified to Additional
Paid-in-
Capital, on December 14, 2023, in connection with the closing of the
Mer
ger. As a result, there was no Deferred Offering Costs balance as of December 31, 2023.

Warrant Liabilities
Warrant Liabilities
The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed
at the end of each reporting period.
Warrant Liability—related party
The Public Warrants are recognized as derivative liabilities in accordance with ASC 815
Derivatives and Hedging
(“ASC 815”). Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjusts the instruments to fair value at each reporting period. The liabilities are subject to re-measurement
at each balance sheet date until exercise or expiration, and any change in fair value is recognized in the Company’s consolidated statements of operations.
The Public Warrants were initially measured at fair value using a Monte Carlo simulation model and have subsequently been measured based on the listed market price of such warrants. Warrant liabilities are classified as current liabilities on the Company’s consolidated balance sheets.
Warrant Liability
The GEM Warrants were not considered indexed to the issuer’s stock pursuant to ASC 815, as the holder’s ability to receive in lieu of the Warrant one percent of the total consideration received by the Company’s stockholders in connection with a Change of Control, where the surviving corporation is not publicly traded, adjusts the settlement value based on items outside the Company’s control in violation of the fixed-for-fixed
option pricing model. As such, the Company recorded the Warrants as liabilities initially measured at fair value with subsequent changes in fair value recognized in earnings each reporting period.
The measurement of fair value was determined utilizing a Monte Carlo simulation considering all relevant assumptions current at the date of issuance (i.e., share price, exercise price, term, volatility, risk-free rate, probability of dilutive term of three years, and expected time to conversion).

Warrant Liabilities
The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed
at the end of each reporting period.
Warrant Liability—related party
The Public Warrants are recognized as derivative liabilities in accordance with ASC 815
Derivatives and Hedging
(“ASC 815”). Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjusts the instruments to fair value at each reporting period. The liabilities are subject to re-measurement
at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s consolidated statements of operations.
The Public Warrants were initially measured at fair value using a Monte Carlo simulation model and have subsequently been measured based on the listed market price of such warrants. The determination of the fair value of the warrant liabilities may be subject to change as more current information becomes available and accordingly the actual results could differ significantly. Warrant liabilities are classified as current liabilities on the Company’s consolidated balance sheets.
Warrant Liability
The GEM Warrants were not considered indexed to the issuer’s stock pursuant to ASC 815, as the holder’s ability to receive one percent of the total consideration received by the Company’s stockholders in connection with a Change of Control in lieu of the Warrant, where the surviving corporation is not publicly traded, adjusts the settlement value based on items outside the Company’s control in violation of the fixed-for-fixed
option pricing model. As such, the Company recorded the Warrants as liabilities initially measured at fair value with subsequent changes in fair value recognized in earnings each reporting period.
The measurement of fair value was determined utilizing a Monte Carlo simulation considering all relevant assumptions current at the date of issuance (i.e., share price, exercise price, term, volatility, risk-free rate, probability of dilutive term of three years, and expected time to conversion). The Company determined the Warrants were share issuance costs associated with an aborted offering to purchase equity. Aborted offering costs may not be deferred and charged against proceeds of a subsequent offering. As such, the Company recorded an expense for the corresponding fair value.

Simple Agreements for Future Equity - SAFE
Simple Agreements for Future Equity—SAFE
The Company accounts for Simple Agreements for Future Equity (“SAFE”) at fair value in accordance with ASC 480
Distinguishing Liabilities from Equity
. The SAFEs are subject to revaluation at the end of each reporting period, with changes in fair value recognized in the accompanying Consolidated Statement of Operations.

Concentration of Business and Credit Risk
Concentration of Business and Credit Risk
Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents and accounts receivable. The Company has no financial instruments with off-balance
sheet risk of loss.

At December 31, 2023, no customers accounted for 10% or more of accounts receivable. At December 31, 2022, three customers accounted for 10% or more of accounts receivable with concentrations of 21%, 16%, and 10% and totaling approximately 47% of the total accounts receivable balance as of December 31, 2022. Total revenues from these customers amounted to $259,635 for the year ended December 31, 2022. For the years ended December 31, 2023 and 2022, no customers accounted for 10% or more of total revenues, respectively.
At December 31, 2023 and 2022, one supplier accounted for 10% or more of accounts payable.

Loss Per Share
Loss Per Share
Basic loss per share of common stock is computed by dividing net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share excludes, when applicable, the potential impact of stock options and convertible preferred stock because their effect would be anti-dilutive due to the net loss. Since the Company had a net loss in each of the periods presented, basic and diluted net loss per common share are the same.
The calculation of basic and diluted net loss per share attributable to common stock was as follows:

	For the Three Months Ended March 31,
	2024	2023
Numerator:
Net loss attributable to common stock—basic and diluted	$(4,500,272)	$(3,765,122)
Denominator:
Weighted average shares—basic and diluted	17,355,609	6,382,180
Net loss per share attributable to common stock—basic and diluted	$(0.26)	$(0.59)
Securities that were excluded from loss per share as their effect would be anti-dilutive due to the net loss position that could potentially be dilutive in future periods are as follows:

	As of March 31,
	2024	2023
Options	801,372	670,247
Public warrants	11,500,000	—
GEM warrants	828,533	—

Total	13,129,905	670,247

Loss Per Share
Basic loss per share of common stock is computed by dividing net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding during the year. Diluted net loss per share excludes, when applicable, the potential impact of stock options and convertible preferred stock because their effect would be anti-dilutive due to the net loss. Since the Company had a net loss in each of the periods presented, basic and diluted net loss per common share are the same.
The calculation of basic and diluted net loss per share attributable to common stock was as follows:

	As of December 31,
	2023	2022
Numerator:
Net loss attributable to common stock—basic and diluted	$(14,406,262)	$(15,468,502)
Denominator:
Weighted average shares—basic and diluted	6,853,733	6,441,116
Net loss per share attributable to common stock—basic and diluted	$(2.10)	$(2.40)
Securities that were excluded from loss per share as their effect would be anti-dilutive due to the net loss position that could potentially be dilutive in future periods are as follows:

	As of December 31,
	2023	2022
Options	748,086	370,998
Public warrants	11,500,000	—
GEM warrants	828,533	—

Total	13,076,619	370,998

Leases
Leases
The Company determines if an arrangement is a lease at inception and classifies its leases at commencement. Operating leases are presented as right-of-use
(“ROU”) assets and the corresponding lease liabilities are included in operating lease liabilities, current and operating lease liabilities, non-current
on the Company’s balance sheets. ROU assets represent the Company’s right to use an underlying asset, and lease liabilities represent the Company’s obligation for lease payments in exchange for the ability to use the asset for the duration of the lease term.
ROU assets and lease liabilities are recognized at commencement date and determined using the present value of the future minimum lease payments over the lease term. The Company uses an incremental borrowing rate based on estimated rate of interest for collateralized borrowing since the Company’s leases do not include an implicit interest rate. The estimated incremental borrowing rate considers market data, actual lease economic environment, and actual lease term at commencement date. The lease term may include options to extend when it is reasonably certain that the Company will exercise that option. In addition, the Company does not recognize short-term leases that have a term of twelve months or less as ROU assets or lease liabilities. The Company recognizes operating lease expense on a straight-line basis over the lease term.
The Company has lease agreements which contain both lease and non-lease
components, which it has elected to account for as a single lease component when the payments are fixed. As such, variable lease payments, including those not dependent on an index or rate, such as real estate taxes, common area maintenance, and other costs that are subject to fluctuation from period to period are not included in lease measurement.
The Company evaluates long-lived assets for recoverability if there are indicators of potential impairment. Indicators of potential impairment may include subleasing a location for less than the head lease cost. If there are indicators of potential impairment, the Company will test the assets for recoverability. If the undiscounted cash flows estimated to be generated are less than the carrying value of the underlying assets, the assets are deemed impaired. If it is determined that assets are impaired, an impairment loss is calculated based on the amount that the asset’s book value exceeds its fair value.

Revenue Recognition
Revenue Recognition
Revenue is generated through Banzai providing marketing and webinar platform subscription software service for a set period of time. The Statement of Work (“SOW”) or Invoice, and the accompanying documents are negotiated and signed by both parties (if applicable). Alternatively, customer contracting is achieved via self service and invoicing is initiated automatically once the customer accepts the terms and conditions on the platform, based on their selection of the desired subscription product. When execution or completion of the contract occurs, the contract is valid and revenue is earned when the service is provided for each period of performance, daily. The amount is paid by the customer based on the contract terms monthly, quarterly, or annually, with the majority paid via credit card processing.
The Company recognizes revenue in an amount that reflects the consideration to which it expects to be entitled in exchange for the transfer of promised services to its customers. To determine revenue recognition for contracts with customers, the Company performs the following steps described in ASC 606: (1) identifies the contract with the customer, or Step 1, (2) identifies the performance obligations in the contract, or Step 2, (3) determines the transaction price, or Step 3, (4) allocates the transaction price to the performance obligations in the contract, or Step 4, and (5) recognizes revenue when (or as) the entity satisfies a performance obligation, or Step 5.
Revenue from contracts with customers are not recorded until the Company has the approval and commitment from the parties, the rights of the parties are identified, payment terms are established, the contract has commercial substance and collectability of the consideration is probable. The Company also evaluates the following indicators, amongst others, when determining whether it is acting as a principal in the transaction (and therefore whether to record revenue on a gross basis): (i) whether the Company is primarily responsible for fulfilling the promise to provide the specified good or service, (ii) whether the Company has the inventory risk before the specified good or service has been transferred to a customer or after transfer of control to the customerCan and (iii) whether the Company has the discretion to establish the price for the specified good or service. If the terms of a transaction do not indicate that the Company is acting as a principal in the transaction, then the Company is acting as an agent in the transaction and therefore, the associated revenue is recognized on a net basis (that is revenue net of costs).
Revenue is recognized once control passes to the customer. The following indicators are evaluated in determining when control has passed to the customer: (i) whether the Company has a right to payment for the product or service, (ii) whether the customer has legal title to the product or service, (iii) whether the Company has transferred physical possession of the product or service to the customer, (iv) whether the customer has the significant risk and rewards of ownership of the product or service and (v) whether the customer has accepted the product or service. When an arrangement contains more than one performance obligation, the Company will allocate the transaction price to each performance obligation on a relative stand alone
selling price basis. The Company utilizes the observable price of products and services when they are sold separately to similar customers in order to estimate standalone selling price.

Costs of Revenue		Costs of Revenue Costs of revenue consist primarily of infrastructure, streaming service, data license and contracted services costs, as well as merchant fees and payroll costs.
Advertising Costs
Advertising Costs
Advertising costs are expensed as incurred. Advertising costs were $941,737 and $783,764 for the years ended December 31, 2023 and 2022, respectively, which are included in general and administrative expenses on the consolidated statements of operations.

Stock-Based Compensation
Stock-Based Compensation
The Company expenses stock-based compensation to employees and non-employees
over the requisite service period based on the estimated grant-date fair value of the awards in accordance with ASC 718,
Stock Compensation
. The Company accounts for forfeitures as they occur. The Company estimates the fair value of stock option grants using the Black-Scholes option pricing model, and the assumptions used in calculating the fair value of stock-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment.

Income Taxes
Income Taxes
Income taxes are recorded in accordance with ASC 740,
Income Taxes
(“ASC 740”), which provides for deferred taxes using an asset and liability approach. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Valuation allowances are provided, if based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that the benefit would more likely than not be realized assuming examination by the taxing authority. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances. The Company recognizes any interest and penalties accrued related to unrecognized tax benefits as income tax expense.

Derivative Financial Instruments
Derivative Financial Instruments
The Company evaluates all its financial instruments to determine if such instruments contain features that qualify as embedded derivatives. Embedded derivatives must be separately measured from the host contract if all the requirements for bifurcation are met. The assessment of the conditions surrounding the bifurcation of embedded derivatives depends on the nature of the host contract. Bifurcated embedded derivatives are recognized at fair value, with changes in fair value recognized in the statement of operations each period. Bifurcated embedded derivatives are classified with the related host contract in the Company’s balance sheet. Refer to
Note 7—Fair Value Measurements
and
Note 11—Debt
for further detail.

Derivative Financial Instruments
The Company evaluates all its financial instruments to determine if such instruments contain features that qualify as embedded derivatives. Embedded derivatives must be separately measured from the host contract if all the requirements for bifurcation are met. The assessment of the conditions surrounding the bifurcation of embedded derivatives depends on the nature of the host contract. Bifurcated embedded derivatives are recognized at fair value, with changes in fair value recognized in the statement of operations each period. Bifurcated embedded derivatives are classified with the related host contract in the Company’s balance sheet. Refer to
Note 8—Fair Value Measurements
and
Note 14—Debt
for further detail.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
In accordance with FASB ASC 820
Fair Value Measurements and Disclosures
, the Company uses a three-level hierarchy for fair value measurements of certain assets and liabilities for financial reporting purposes that distinguishes between market participant assumptions developed from market data obtained from outside sources (observable inputs) and the Company’s own assumptions about market participant assumptions developed from the best information available to us in the circumstances (unobservable inputs). The fair value hierarchy is divided into three levels based on the source of inputs as follows:
Level 1: Quoted prices in active markets for identical assets or liabilities.
Level 2: Inputs other than Level 1 prices for similar assets or liabilities that are directly or indirectly observable in the marketplace.
Level 3: Unobservable inputs which are supported by little or no market activity and values determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant judgment or estimation.
The fair value measurements discussed herein are based upon certain market assumptions and pertinent information available to management during the three months ended March 31, 2024 and 2023. The carrying amount of cash, accounts receivable, prepaid expenses and other current assets, accounts payable, accrued expenses, deferred revenue, and other current liabilities approximated their fair values as of March 31, 2024 and December 31,
2023
.

Fair Value of Financial Instruments
In accordance with FASB ASC 820
Fair Value Measurements and Disclosures
, the Company uses a three-level hierarchy for fair value measurements of certain assets and liabilities for financial reporting purposes that distinguishes between market participant assumptions developed from market data obtained from outside sources (observable inputs) and the Company’s own assumptions about market participant assumptions developed from the best information available to us in the circumstances (unobservable inputs). The fair value hierarchy is divided into three levels based on the source of inputs as follows:
Level 1: Quoted prices in active markets for identical assets or liabilities.
Level 2: Inputs other than Level 1 prices for similar assets or liabilities that are directly or indirectly observable in the marketplace.
Level 3: Unobservable inputs which are supported by little or no market activity and values determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant judgment or estimation.
The fair value measurements discussed herein are based upon certain market assumptions and pertinent information available to management during the years ended December 31, 2023 and 2022. The carrying amount of cash, accounts receivable, prepaid expenses and other current assets, accounts payable, accrued expenses, deferred revenue, and other current liabilities approximated their fair values as of December 31, 2023 and 2022. During 2022, the Company carried convertible notes bifurcated embedded derivatives and Simple Agreements for Future Equity (“SAFE”) investments at their fair value (see
Note 8—Fair Value Measurements
for fair value information).

Business Combinations
Business Combinations
The Company accounts for business combinations in accordance with FASB ASC 805 (“ASC 805”),
Business Combinations
. Accordingly, identifiable tangible and intangible assets acquired and liabilities assumed are recorded at their estimated fair values, the excess of the purchase consideration over the fair values of net assets acquired is recorded as goodwill, and transaction costs are expensed as incurred.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
Recent accounting pronouncements not yet effective
In December 2023, the FASB issued ASU
2023-09
(Topic 740), Improvements to income tax disclosures, which enhances the disclosure requirements for the income tax rate reconciliation, domestic and foreign income taxes paid, requiring disclosure of disaggregated income taxes paid by jurisdiction, unrecognized tax benefits, and modifies other income tax-related
disclosures. The amendments are effective for annual periods beginning after December 15, 2024. Early adoption is permitted and should be applied prospectively. The Company is currently evaluating the effect of adopting this guidance on its condensed consolidated financial statements.
In November 2023, the FASB issued ASU
2023-07, Segment
Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments in this update intend to improve reportable segment disclosure requirements primarily through enhanced disclosures about significant segment expenses. This ASU requires disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, the addition of a category for other segment items by reportable segment, that all annual segment disclosures be disclosed in interim periods, and other related segment disclosures. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company is currently evaluating the effect of adopting this guidance on its condensed consolidated financial statements.

Recent Accounting Pronouncements
Recent accounting pronouncements not yet effective
In December 2023, the FASB issued ASU
2023-09
(Topic 740), Improvements to income tax disclosures, which enhances the disclosure requirements for the income tax rate reconciliation, domestic and foreign income taxes paid, requiring disclosure of disaggregated income taxes paid by jurisdiction, unrecognized tax benefits, and modifies other income tax-related
disclosures. The amendments are effective for annual periods beginning after December 15, 2024. Early adoption is permitted and should be applied prospectively. The Company is currently evaluating the effect of adopting this guidance on its consolidated financial statements.